Segment Reporting (Details)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Number of reportable segments				2
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Segment Reporting [Line Items]
Concentration risk percentage	80.00%		83.00%	70.00%	84.00%	82.00%	87.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Segment Reporting [Line Items]
Concentration risk percentage						82.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue Benchmark [Member]
Segment Reporting [Line Items]
Concentration risk percentage		80.00%	83.00%	70.00%	84.00%		87.00%